LORD ABBETT MUNICIPAL OPPORTUNITIES FUND

90 Hudson Street

Jersey City, NJ 07302

July 22, 2024

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0505

Re:	Lord Abbett Municipal Opportunities Fund – Registration Statement on Form N-2

Ladies and Gentlemen:

Enclosed for filing on behalf of Lord Abbett Municipal Opportunities Fund (the “Fund”), a newly organized closed-end management investment company, is the Fund’s initial registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 (“1940 Act”) on Form N-2 (“Registration Statement”). The Fund also has separately filed a Notification of Registration under the 1940 Act on Form N-8A today.

Certain items required to be contained in the Registration Statement, including the exhibits thereto, will be completed and filed in a pre-effective amendment to the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at 201-827-6890.

Very truly yours,

/s/ Matthew A. Press
Matthew A. Press
Vice President and Assistant Secretary

cc:	Richard Horowitz
Dechert LLP